Expense Example, No Redemption - ClearBridge Value Trust	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 676
Expense Example, No Redemption, 3 Years	890
Expense Example, No Redemption, 5 Years	1,121
Expense Example, No Redemption, 10 Years	1,783
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	552
Expense Example, No Redemption, 5 Years	950
Expense Example, No Redemption, 10 Years	2,063
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	632
Expense Example, No Redemption, 10 Years	1,398
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,690
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	$ 881